Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accrued Expenses and Other Current Liabilities [Line Items]
Logistics expenses accruals		¥ 157,777		¥ 32,071
Advances from customers		25,148		22,682
Outsourced labor cost payable		31,987		10,890
Salary and welfare payable		46,362		26,353
Professional fee accruals		6,117		10,793
Marketing expenses accruals		16,363		9,449
Other tax payable		12,425		2,947
Receipt on behalf of merchants on Maikefeng marketplace	[1]	1,951		20,796
Others		13,806		2,860
Accrued expenses and other current liabilities		¥ 311,936	$ 47,944	¥ 138,841

[1]	Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.